Related Party Transactions (Details Textual) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 01, 2014	Jan. 28, 2013	Mar. 24, 2011	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2013	Apr. 30, 2014
Related Party Transaction, Amounts of Transaction				$ 75,000	$ 115,000
Debt Instrument, Term	90 days
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Conversion, Converted Instrument, Rate	5.00%
Common Stock Purchase Price		$ 0.50	$ 0.75
Promissory Note Convertible [Member]
Debt Instrument, Face Amount	1,000,000
Private Placement [Member]
Stock Issued During Period, Shares, Issued for Services						1,000,000
Warrants Exercise Price Per Share						$ 0.50
Warrants Issued During Period For Common Stock						100,000
Common Stock Purchase Price						$ 0.66
Board of Directors Chairman [Member]
Related Party Transaction, Amounts of Transaction						160,000	150,000
Substantial Stockholders [Member]
Related Party Transaction, Amounts of Transaction						2,000	3,000
Board [Member]
Related Party Transaction, Amounts of Transaction							$ 15,800